Schedule of Accretable Yield Movement (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2013
Accretable Yeild [Roll Forward]
Balance, beginning of period	$ 1,212	$ 1,457
Acquisitions	0	0
Accretion	(135)	(380)
Net reclassification from non-accretable difference	0	0
Balance, end of period	$ 1,077	$ 1,077